Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Investment Companies£ – 99.9%
Equity Funds – 78.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,235,141	$11,354,786
Janus Henderson Asia Equity Fund - Class N Shares	550,177	4,926,029
Janus Henderson Contrarian Fund - Class N Shares	675,242	10,824,499
Janus Henderson Emerging Markets Fund - Class N Shares	1,923,937	14,076,562
Janus Henderson Enterprise Fund - Class N Shares	87,048	9,443,021
Janus Henderson European Focus Fund - Class N Shares	52,259	1,313,979
Janus Henderson Forty Fund - Class N Shares	289,615	9,944,472
Janus Henderson Global Real Estate Fund - Class N Shares	588,339	6,130,461
Janus Henderson Global Research Fund - Class N Shares	45,279	3,020,012
Janus Henderson Global Select Fund - Class N Shares	773,933	9,015,207
Janus Henderson International Managed Volatility Fund - Class N Shares	739,680	5,308,558
Janus Henderson International Value Fund - Class N Shares	1,142,865	8,897,974
Janus Henderson Large Cap Value Fund - Class N Shares	1,233,183	12,912,368
Janus Henderson Mid Cap Value Fund - Class N Shares	638,391	7,194,219
Janus Henderson Overseas Fund - Class N Shares	595,118	15,153,614
Janus Henderson Small Cap Value Fund - Class N Shares	436,609	6,750,649
Janus Henderson Triton Fund - Class N Shares	359,311	8,188,000
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,220,858	11,223,461
		155,677,871
Fixed Income Funds – 21.0%
Janus Henderson Flexible Bond Fund - Class N Shares	1,332,030	13,977,148
Janus Henderson Global Bond Fund - Class N Shares	2,817,754	27,418,143
		41,395,291
Total Investments (total cost $207,281,757) – 99.9%		197,073,162
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		177,506
Net Assets – 100%		$197,250,668

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/20
Investment Companies - 99.9%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(1,069,086)	$7,576	$684,649	$-
Equity Funds - 78.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	392,906	304,649	10,801	(1,687,849)	11,354,786
Janus Henderson Asia Equity Fund - Class N Shares	36,086	(10,453)	-	(1,100,622)	4,926,029
Janus Henderson Contrarian Fund - Class N Shares	317,339	(16,856)	1,234,128	(3,481,664)	10,824,499
Janus Henderson Emerging Markets Fund - Class N Shares	134,024	(116,288)	-	(4,468,241)	14,076,562
Janus Henderson Enterprise Fund - Class N Shares	27,709	994,063	377,558	(3,818,015)	9,443,021
Janus Henderson European Focus Fund - Class N Shares	-	(6,273)	-	(285,668)	1,313,979
Janus Henderson Forty Fund - Class N Shares	13,624	413,299	234,946	(1,815,011)	9,944,472
Janus Henderson Global Real Estate Fund - Class N Shares	133,780	2,701,527	33,581	(3,954,701)	6,130,461
Janus Henderson Global Research Fund - Class N Shares	80,485	2,254,545	236,580	(2,744,912)	3,020,012

Investment Companies - 99.9%
Equity Funds - 78.9%
Janus Henderson Global Select Fund - Class N Shares	209,486	490,542	541,657	(2,764,654)	9,015,207
Janus Henderson International Managed Volatility Fund - Class N Shares	695,470	1,685,035	-	(3,173,041)	5,308,558
Janus Henderson International Value Fund - Class N Shares	390,576	(156,544)	129,581	(2,372,982)	8,897,974
Janus Henderson Large Cap Value Fund - Class N Shares	241,093	(149,821)	480,103	(4,042,161)	12,912,368
Janus Henderson Mid Cap Value Fund - Class N Shares	118,931	(100,567)	148,290	(2,331,568)	7,194,219
Janus Henderson Overseas Fund - Class N Shares	491,407	521,914	-	(3,812,890)	15,153,614
Janus Henderson Small Cap Value Fund - Class N Shares	71,311	(242,785)	-	(2,633,343)	6,750,649
Janus Henderson Triton Fund - Class N Shares	-	178,120	375,866	(3,540,457)	8,188,000
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	124,162	304,329	352,645	(2,924,501)	11,223,461
Total Equity Funds	$3,478,389	$9,048,436	$4,155,736	$(50,952,280)	$155,677,871
Fixed Income Funds - 21.0%
Janus Henderson Flexible Bond Fund - Class N Shares	137,599	(671)	-	(74,593)	13,977,148
Janus Henderson Global Bond Fund - Class N Shares	172,832	(145,619)	-	529,682	27,418,143
Janus Henderson Short-Term Bond Fund - Class N Shares	80,585	21,524	-	-	-
Total Fixed Income Funds	$391,016	$(124,766)	$-	$455,089	$41,395,291
Total Affiliated Investments - 99.9%	$3,869,405	$7,854,584	$4,163,312	$(49,812,542)	$197,073,162

(1) For securities that were affiliated for a portion of the period ended March 31, 2020, this column reflects amounts for the entire period ended March 31, 2020 and not just the period in which the security was affiliated.

(2) During the Fund’s current reporting period, a portion of the prior year distributions it received from this underlying fund was determined to be tax return of capital distributions. The negative amount disclosed was originally recorded as income in the Fund’s prior fiscal year and has been reclassified as a tax return of capital in the current reporting period.

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 99.9%
Alternative Funds - N/A
Janus Henderson Diversified Alternatives Fund - Class N Shares	20,168,327	598,572	(20,382,462)	-
Equity Funds - 78.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	13,322,378	5,289,834	(5,874,226)	11,354,786
Janus Henderson Asia Equity Fund - Class N Shares	3,685,968	2,789,634	(438,498)	4,926,029
Janus Henderson Contrarian Fund - Class N Shares	8,552,024	6,983,508	(1,212,513)	10,824,499
Janus Henderson Emerging Markets Fund - Class N Shares	10,072,465	11,649,320	(3,060,694)	14,076,562
Janus Henderson Enterprise Fund - Class N Shares	12,391,900	4,126,957	(4,251,884)	9,443,021
Janus Henderson European Focus Fund - Class N Shares	-	1,664,569	(58,649)	1,313,979
Janus Henderson Forty Fund - Class N Shares	5,683,248	8,334,582	(2,671,646)	9,944,472

Investment Companies - 99.9%
Equity Funds - 78.9%
Janus Henderson Global Real Estate Fund - Class N Shares	11,238,820	4,069,106	(7,924,291)	6,130,461
Janus Henderson Global Research Fund - Class N Shares	13,047,123	375,140	(9,911,884)	3,020,012
Janus Henderson Global Select Fund - Class N Shares	12,595,334	4,339,220	(5,645,235)	9,015,207
Janus Henderson International Managed Volatility Fund - Class N Shares	14,789,690	2,583,423	(10,576,549)	5,308,558
Janus Henderson International Value Fund - Class N Shares	14,885,256	651,047	(4,108,803)	8,897,974
Janus Henderson Large Cap Value Fund - Class N Shares	17,174,558	1,468,103	(1,538,311)	12,912,368
Janus Henderson Mid Cap Value Fund - Class N Shares	6,243,140	4,255,405	(872,191)	7,194,219
Janus Henderson Overseas Fund - Class N Shares	26,513,297	701,953	(8,770,660)	15,153,614
Janus Henderson Small Cap Value Fund - Class N Shares	9,598,330	4,439,570	(4,411,123)	6,750,649
Janus Henderson Triton Fund - Class N Shares	10,159,001	2,975,957	(1,584,621)	8,188,000
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	13,726,840	1,386,567	(1,269,774)	11,223,461
Fixed Income Funds - 21.0%
Janus Henderson Flexible Bond Fund - Class N Shares	-	14,769,831	(717,419)	13,977,148
Janus Henderson Global Bond Fund - Class N Shares	26,882,396	2,713,436	(2,561,752)	27,418,143
Janus Henderson Short-Term Bond Fund - Class N Shares	-	6,651,220	(6,672,744)	-

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$155,677,871	$-	$-
Fixed Income Funds	41,395,291	-	-
Total Assets	$197,073,162	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.